13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors LLC
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211

Form 13F File Number: 28-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                        City     State     and Date of Signing:
Robert L. Pharr                   Charlotte NC
------------------------------------------------------------------------
Signature                        City     State             Date


Report Type:


[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT



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                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:  $2,738,818,847.62










List of Other Included Managers:  NONE












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                                                           13F Holdings Report
                                                          AS OF DATE: 12/31/2012

                                                                                          INVESTMENT
          ISSUER         TITLE OF       CUSIP        MKT            SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
           NAME           CLASS         NUMBER       VAL           PRINC AMT       SOLE(A) SHARED MNGRS   SOLE    SHARED    NONE
Amgen, Inc.           COMMON STOCK  031162100  $ 137,223,762.60  1,591,923.00  1,591,923.00  0.00 ALL    828,914.00  0.00    763,009
Celgene Corp.         COMMON STOCK  151020104  $ 141,632,229.34  1,804,922.00  1,804,922.00  0.00 ALL    944,391.00  0.00    860,531
Bed Bath & Beyond     COMMON STOCK  075896100  $ 120,590,993.07  2,156,877.00  2,156,877.00  0.00 ALL  1,082,483.00  0.00  1,074,394
Coach, Inc.           COMMON STOCK  189754104  $ 130,819,639.86  2,356,686.00  2,356,686.00  0.00 ALL  1,208,457.00  0.00  1,148,229
Disney, Walt Co.      COMMON STOCK  254687106  $ 133,295,846.19  2,677,161.00  2,677,161.00  0.00 ALL  1,352,295.00  0.00  1,324,866
Lowes Cos. Inc.       COMMON STOCK  548661107  $ 146,623,172.81  4,127,904.64  4,127,904.64  0.00 ALL  2,097,559.64  0.00  2,030,345
Nike, Inc. Class B    COMMON STOCK  654106103  $ 143,122,249.20  2,773,687.00  2,773,687.00  0.00 ALL  1,426,926.00  0.00  1,346,761
Nordstrom, Inc.       COMMON STOCK  655664100  $ 131,165,629.00  2,451,694.00  2,451,694.00  0.00 ALL  1,240,399.00  0.00  1,211,295
Target Corp.          COMMON STOCK  87612E106  $ 127,380,046.44  2,152,780.91  2,152,780.91  0.00 ALL  1,093,801.91  0.00  1,058,979
Costco Wholesale      COMMON STOCK  22160K105  $ 136,507,059.90  1,382,630.00  1,382,630.00  0.00 ALL    710,369.00  0.00    672,261
Estee Lauder Cos.     COMMON STOCK  518439104  $ 134,054,973.50  2,239,475.00  2,239,475.00  0.00 ALL  1,139,851.00  0.00  1,099,624
Whole Foods Market    COMMON STOCK  966837106  $ 131,327,192.68  1,440,623.00  1,440,623.00  0.00 ALL    730,039.00  0.00    710,584
Adobe Systems, Inc.   COMMON STOCK  00724f101  $ 149,747,177.76  3,974,182.00  3,974,182.00  0.00 ALL  2,085,246.00  0.00  1,888,936
Autodesk, Inc.        COMMON STOCK  052769106  $ 148,090,270.30  4,189,258.00  4,189,258.00  0.00 ALL  2,214,803.00  0.00  1,974,455
E M C Corp.           COMMON STOCK  268648102  $ 129,674,213.90  5,125,463.00  5,125,463.00  0.00 ALL  2,570,701.00  0.00  2,554,762
Int'l Business
  Machines            COMMON STOCK  459200101  $ 130,913,315.10    683,442.00    683,442.00  0.00 ALL    345,041.00  0.00    338,401
Intel Corp.           COMMON STOCK  458140100  $ 117,362,411.49  5,691,678.54  5,691,678.54  0.00 ALL  2,715,358.54  0.00  2,976,320
Oracle Corp.          COMMON STOCK  68389X105  $ 140,701,289.96  4,222,727.79  4,222,727.79  0.00 ALL  2,180,259.79  0.00  2,042,468
Qualcomm, Inc.        COMMON STOCK  747525103  $ 134,671,956.07  2,177,044.23  2,177,044.23  0.00 ALL  1,114,840.23  0.00  1,062,204
Crown Castle Int'l.   COMMON STOCK  228227104  $ 147,322,794.08  2,041,613.00  2,041,613.00  0.00 ALL  1,069,088.00  0.00    972,525
I Shares Russell 3000
  Index Fund          COMMON STOCK  464287689      $ 312,299.84      3,688.00      3,688.00  0.00 ALL      3,688.00  0.00          0
ISHARES TR BARCLYS
  1-3YR CR            COMMON STOCK  464288646    $ 1,007,675.76      9,553.24      9,553.24  0.00 ALL      9,553.24  0.00          0
IShares Nasdaq
  Biotechnology       COMMON STOCK  464287556      $ 705,828.12      5,143.77      5,143.77  0.00 ALL      5,143.77  0.00          0
International Asia
  ex-Japan ETF        COMMON STOCK  464288182    $ 3,040,153.21     50,233.86     50,233.86  0.00 ALL     50,233.86  0.00          0
Ishares Dow Jones
  US Technology
  Sector              COMMON STOCK  464287721    $ 2,368,182.25     33,486.74     33,486.74  0.00 ALL     33,486.74  0.00          0
Ishares Dow Jones
  US Telecom Sector   COMMON STOCK  464287713      $ 347,137.31     14,309.04     14,309.04  0.00 ALL     14,309.04  0.00          0
SPDR Barclays Capital
  High Yield Bond ETF COMMON STOCK  78464A417      $ 320,387.70      7,870.00      7,870.00  0.00 ALL      7,870.00  0.00          0
SPDR Tr Unit Ser 1    COMMON STOCK  78462F103    $ 3,870,276.57     27,177.00     27,177.00  0.00 ALL     27,177.00  0.00          0
VANGUARD INDEX
  FDS EXTEND MKT ETF  COMMON STOCK  922908652    $ 4,760,245.88     78,681.75     78,681.75  0.00 ALL     78,681.75  0.00          0
Vanguard Consumer
  Discretionary ETF   COMMON STOCK  92204A108    $ 2,549,456.58     33,602.96     33,602.96  0.00 ALL     33,602.96  0.00          0
Vanguard Consumer
  Staples ETF         COMMON STOCK  92204A207    $ 1,047,844.47     11,920.87     11,920.87  0.00 ALL     11,920.87  0.00          0
Vanguard Intl Equity
  Index All World
  Ex US               COMMON STOCK  922042775    $ 5,893,546.11    128,820.68    128,820.68  0.00 ALL    128,820.68  0.00          0
iShares Investment
  Grade Corp Bond
  Fund                COMMON STOCK  464287242      $ 369,590.57      3,054.72      3,054.72  0.00 ALL      3,054.72  0.00          0
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